Note 6 - Financial Assets at FVTPL (Tables)	12 Months Ended
Dec. 31, 2025
Statement Line Items [Line Items]
Disclosure of financial instruments designated at fair value through profit or loss [text block]
	As of December 31,
	2025	2024
Current items:
Investment in a rent-a-captive company (1)	$1,000	$1,000
Convertible loan (2)	500,000	-
	$501,000	$1,000

Non-current items:
Investment in SAFE (3)	$4,000,000	$-